Post-employment benefits (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Mortality table	AT-2000 softned by 10%	AT-2000 softned by 10%
Discount rate	11.59%	9.56%
Inflation	4.00%	4.00%